PROSPECTUS

June 1, 2015

Epiphany FFV Fund

Class A shares: EPVNX

Class C shares: EPVCX

Epiphany FFV Strategic Income Fund

Class A shares: EPIAX

Class C shares: EPICX

Epiphany FFV Latin America Fund

Class A Shares: ELAAX

This Prospectus provides important information about the Funds that you should know before investing.  Please read the information carefully and keep it for your future reference.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC), and the SEC has not determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries	1
Epiphany FFV Fund	1
Epiphany FFV Strategic Income Fund	7
Epiphany FFV Latin America Fund	15

Fund Details	22
Principal Investment Strategy Information	22
Principal Investment Risk Information	25
Fund Operations	31

Investing With Epiphany	33
Choosing A Class Of Shares	33
Opening An Account	35
Exchanging Shares	38
Distribution Plan	42
Calculating Share Price	42
Dividends, Distributions, And Taxes	43

Financial Highlights	44

Privacy Notice	53

FOR MORE INFORMATION, SEE BACK COVER

FUND SUMMARY | EPIPHANY FFV FUND

Investment Objective

The Epiphany FFV Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 33 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at the time of redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class C
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	1.60%	2.35%
Fee Waiver and/or Expense Reimbursement (1)	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)	1.50%	2.25%

1)

The FFV Fund’s Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to  1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the period through February 28, 2016. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

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Example

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Fund	1 Year	3 Years	5 Years	10 Years
Class A	$645	$970	$1,318	$2,297
Class C	$228	$724	$1,246	$2,678

Portfolio Turnover

The FFV Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 70%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard,® a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser" or “Trinity”).  Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although they may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The FFV Scorecard® is then applied to the eligible securities.  Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data.  The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines.  The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard®, companies will generally be excluded that are known to:

•

Directly participate in abortion;

•

Manufacture contraceptives;

•

Produce pornographic media content;

•

Engage in scientific research on human fetuses or embryos;

•

Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

•

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

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•

Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio to correlate to the stock sectors of the Fund’s benchmark. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors.  The portfolio holdings are equally weighted within each sector and rebalanced quarterly.  From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the FFV Scorecard.  In such a case, the FFV Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard® is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

As with all mutual funds, the FFV Fund may not achieve its investment objective.  The FFV Fund’s return will vary and you could lose money.  Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The FFV Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

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ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares (formerly Class N) for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected,

returns would be less than those shown)

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During the period shown in the bar chart, the highest return for a quarter was 11.75% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.41% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2014)

Class A Shares	1 Year	5 Year	Since Inception (1/8/2007)
Return Before Taxes	13.75%	13.80%	6.32%
Return After Taxes On Distributions	11.27%	12.32%	5.32%
Return After Taxes On Distributions And Sale Of Fund Shares	8.92%	10.70%	4.75%
S&P 500 (reflects no deduction for fees, expenses or taxes)	13.66%	15.42%	9.12%
Class C Shares	1 Year	5 Year	Since Inception (3/19/2008)
Return Before Taxes	12.98%	12.93%	7.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.66%	15.42%	9.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

The Investment Adviser

Trinity Fiduciary Partners, LLC (“Trinity”) is the Fund’s investment adviser.

Portfolio Managers

Samuel J. Saladino, III, CEO and founder of Trinity Fiduciary Partners, LLC, and Nancy P. Benson, President of Trinity Fiduciary Partners, LLC, serve as portfolio managers.  Mr. Saladino has served as the Fund's portfolio manager since 2008.  Ms. Benson has served as portfolio manager since 2014.

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.

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You may purchase and redeem shares on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire.  More information on how to redeem your shares can be obtained by calling the transfer agent at 1-800-320-2185.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  The Fund's distributions are typically taxed as capital gains.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if it does not have income to distribute or performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  For these accounts, taxes are typically paid when funds are withdrawn from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including Trinity may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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EPIPHANY FFV STRATEGIC INCOME FUND

Investment Objective

The Epiphany FFV Strategic Income Fund (the “Strategic Income Fund”) seeks income.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 33 and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at redemption)	None	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	$10	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A	Class C
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	0.97%	0.98%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.77%	2.53%
Fee Waiver and/or Expense Reimbursement (1)	(0.47)%	(0.48)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursements)	1.30%	2.05%

1)

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 2.00% of the average daily net assets of the Class C shares, through February 28, 2016.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FFV Strategic Income Fund	1 Year	3 Years	5 Years	10 Years
Class A	$626	$986	$1,370	$2,443
Class C	$208	$742	$1,302	$2,830

Portfolio Turnover

The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 27%.

Principal Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.   Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark and will be short term in nature.  The FFV Scorecard® is applied to the eligible securities.  Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data.  The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines.  The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard®, companies will generally be excluded from the Fund that are known to:

•

Directly participate in abortion;

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•

Manufacture contraceptives;

•

Produce pornographic media content;

•

Engage in scientific research on human fetuses or embryos;

•

Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

•

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

•

Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•

Discounted price to potential market value

•

Improving credit profiles yet unrecognized by the market

•

Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard®.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

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Principal Risks

As with all mutual funds, the Strategic Income Fund may not achieve its investment objective.  The Strategic Income Fund’s return will vary and you could lose money.  Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.  The Strategic Income Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

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Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Many high yield high risk fixed income securities may be illiquid at times.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invest in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

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Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Strategic Income Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected,

returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 2.38% (quarter ended March 31, 2012) and lowest return for a quarter was -1.79% (quarter ended September 30, 2011).

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Average Annual Total Returns (for the periods ended December 31, 2014)

Class A Shares	1 Year	3 Year	Since Inception (7/28/2010)
Return Before Taxes	-0.69%	1.71%	2.64%
Return After Taxes on Distributions	-1.82%	0.68%	1.60%
Return After Taxes on Distributions and Sale of Fund Shares	-0.38%	0.88%	1.61%
Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.12%	2.19%	2.98%
Class C Shares	1 Year	3 Year	Since Inception (7/28/2010)
Return Before Taxes	3.90%	2.71%	3.01%
Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.12%	2.19%	2.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

The Investment Adviser

Trinity Fiduciary Partners, LLC (“Trinity”) is the Fund’s investment Adviser. Dana Investment Advisors, Inc. is the Fund's investment Sub-Adviser.

Portfolio Managers

J. Joseph Veranth, Chief Investment Officer, Portfolio Manager of Dana Investment Advisors, Inc., Rob Leuty, Senior Fixed Income Portfolio Manager of Dana Investment Advisors, Inc., and Samuel J. Saladino, III, Chief Executive Officer and founder of Trinity Fiduciary Partners, LLC, serve as portfolio managers of the Fund.  Mr. Veranth has managed the Fund since its inception.  Mr. Leuty and Mr. Saladino have managed the Fund since 2013.

Purchase and Sale of Fund Shares

The minimum investment for Class A and Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  You may purchase and redeem shares of the FFV Strategic Income Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire.  More information on how to redeem your shares can be obtained by calling the transfer agent at 1-800-320-2185.

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Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  The Fund's distributions are typically taxed as ordinary income.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if it does not have income to distribute or performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. For these accounts, taxes are typically paid when funds are withdrawn from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including Trinity may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY | EPIPHANY FFV LATIN AMERICA FUND

Investment Objective

The Epiphany FFV Latin America Fund (the “Latin America Fund”) seeks long term growth of capital.

Fees and Expenses of the Fund

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Latin America Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 33 of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees Fees paid directly from your investment	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the offering price at purchase or the net asset value at redemption)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a % of the amount redeemed, if within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	$10

Annual Fund operating expenses Expenses deducted from Fund assets	Class A
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.30%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	3.58%
Fee Waiver and/or Expense Reimbursement (1)	(1.80)%
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursements)	1.78%

(1)

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net

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assets for Class A shares through February 28, 2016.  The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Latin America Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Fund	1 Year	3 Years	5 Years	10 Years
Class A	$672	$1,384	$2,116	$4,041

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s most recent fiscal year, the portfolio turnover rate was 17%.

Principal Investment Strategy

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  The Adviser defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The FFV Scorecard® is applied to countries and potential securities before any investment is initiated. Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data.  The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines.  The criteria are reviewed from time to time by Trinity’s Advisory Board.

A country will generally be excluded from the Fund if it falls under the following categories:

•

Government is not a Democracy;

•

Lacks economic freedom, i.e. not a free market economy;

•

Lacks consistent foreign investment rules;

•

Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to the FFV Scorecard®, companies will generally be excluded from the Fund that are known to:

16 | Page

•

Directly participate in abortion;

•

Manufacture contraceptives;

•

Produce pornographic media content;

•

Engage in scientific research on human fetuses or embryos;

•

Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

•

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

•

Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund's portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures.  The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the FFV Scorecard®.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile. The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy.  Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios,

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historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

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Principal Risks

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.  The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk.  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Latin America Geographic Risk. Because the Fund concentrates the investments in Latin American companies, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

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Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk. Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Latin America Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

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Epiphany FFV Latin America Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected,

returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 4.82% (quarter ended March 31, 2014) and the lowest return for a quarter was (14.50)% (quarter ended June 30, 2013).

Average Annual Total Returns (for the periods ended December 31, 2014)

Class A Shares	1 Year	Since Inception (3/12/2012)
Return Before Taxes	-19.41%	-9.07%
Returns After Taxes on Distributions	-19.78%	-9.46%
Returns After Taxes on Distributions and Sale of Fund Shares	-10.95%	-6.89%
S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes)	-12.29%	-11.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not

21 | Page

apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser.

Portfolio Managers

Javier Creixell, Managing Member of Trinity Fiduciary Partners, LLC, and Samuel J. Saladino III, CEO and founder of Trinity Fiduciary Partners LLC, have been the Fund’s portfolio managers since the Fund’s inception in 2012. Nancy P. Benson, President of Trinity Fiduciary Partners, LLC, has been a portfolio manager of the Fund since 2014.

Purchase and Sale of Fund Shares

The minimum investment for Class A or Class C shares is $1,000, with minimum subsequent investments of $250.  You may make automatic monthly investments ($100 minimum per purchase) in the Fund from your bank or savings account with no required minimum investment.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire.  More information on how to redeem your shares can be obtained by calling the transfer agent at 1-800-320-2185.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  The Fund's distributions are typically taxed as ordinary income.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  The Fund may produce capital gains even if it does not have income to distribute or performance has been poor.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. For these accounts, taxes are typically paid when funds are withdrawn from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including Trinity may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND DETAILS

PRINCIPAL INVESTMENT STRATEGY INFORMATION

Investment Screening for All Funds

The Funds all use the FFV Scorecard® to screen investments.  The Adviser developed the screening criteria of FFV Scorecard® based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines.  The criteria are reviewed from time to time by Trinity’s Advisory Board.  According to the FFV Scorecard®, companies will be excluded from the Fund that:

•

Directly participate in abortion through (1) the manufacture of abortifacients made specifically for and marketed for the purpose of enabling abortion; (2) own and/or operate facilities, including hospitals, that perform abortions; or (3) evidence of financial contribution to organizations that provide abortions;

•

Manufacture contraceptives;

•

Engage in scientific research on human fetuses or embryos that make use of tissue derived from abortions;

•

Have received material fines or legal judgments relating to employee discrimination or human rights abuses in the past 2 calendar years;

•

Have received material fines or legal judgments relating to employee health or safety in the past 2 calendar years;

•

Have received material fines or legal judgments relating to environmental violations in the past 2 calendar years;

•

Produce pornographic media content;

•

Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

•

Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process. Generally the FFV Scorecard® is designed to measure a company’s impact on people, community and the market.

The Funds will also engage in a strategy of active corporate participation with regard to their stock holdings. The Funds will exercise their normal shareholder responsibilities, especially casting informed votes on proxies and shareholders’ resolutions in accord with its proxy voting guidelines (which are contained in the Funds’ Statement of Additional Information).  The goal of this strategy is to seek to influence corporate culture and to shape corporate policies in a manner that is consistent, in the Adviser's judgment, with the financial and moral goals of the Funds’ shareholders.   In addition to proxy voting, these activities may include dialogue with corporate leadership, initiating or supporting shareholder resolutions, working with various religious and other groups who are working for corporate responsibility, and writing letters to corporate executives and board members to advocate specific steps or to support or raise objections to a corporation’s activities and/or policies.

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Epiphany FFV Fund

The Epiphany FFV Fund invests primarily in the equity securities of companies that pass the FFV Scorecard®.  Normally, the Advisor selects from a group of equity securities with market capitalizations above $10 billion, although the Fund may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are rebalanced quarterly. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard®.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard® is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Epiphany FFV Strategic Income Fund

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in income-producing securities that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard® is then applied to the eligible securities.   The FFV Scorecard® is based on the moral and social justice teachings of the Catholic Church.  Then the Fund's Sub-Adviser uses a disciplined, risk-controlled investment process to select the Fund's holdings.  The Fund may also invest in fixed income securities issued by U.S. and foreign governments and their agencies. The investment process is a relative-value approach to fixed income that seeks a relatively high level of income in a risk-managed manner.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•

Discounted price to potential market value

•

Improving credit profiles yet unrecognized by the market

•

Yield advantage relative to its benchmark

The Fund’s Sub-Adviser may maintain a core of the Fund’s investments in certain corporate and government bond issues and shift its assets among other income-producing securities as

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opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and foreign debt instruments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

The Fund may also invest in Rule 144A securities, structured notes, and zero-coupon bonds.

At certain times, the Fund may also take positions in futures, swaps (including credit default swaps) and other derivatives.

Epiphany FFV Latin America Fund

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the FFV Scorecard®.  The Adviser defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Central and South America. The Fund’s investment objective is not a fundamental policy, and may be changed by the Board of Trustees without shareholder approval upon 60 days written notice.

A country will generally be excluded from the Fund if it falls under the following categories:

•

Government is not a Democracy;

•

Lacks economic freedom, i.e. not a free market economy;

•

Lacks consistent foreign investment rules;

•

Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund's portfolio that are consistent with the Fund’s investment objective and its 80% investment policy.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected

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in conjunction to their respective countries of domicile. The Fund will only invest in countries that first pass the exclusion screening. Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors. These will include, but are not limited to, population, a country’s Gross National Product and Gross Domestic Product (both total and per capita), GDP growth, inflation rate, public and external debt as a percentage of GDP, foreign reserves, trade balance, political stability, fiscal policy, trade policy, total number of local exchange listed companies, overall market capitalization of eligible companies from each country, participation of pension funds in the market, and regulation for foreign ownership and restrictions on repatriation of initial capital, dividends, interest/capital gains. A country’s weight will be limited to no more than 50% of the total portfolio.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Analysis will be performed using both internal and external research, supplemented with information gathered through the relationships built by one of the portfolio managers in his over 35 years of Latin American business and investing experience.

Strategy Information Applicable to All Funds

The investment objectives of a Fund may be changed without shareholder approval; however, you will be given advance notice of any changes.  Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in the Statement of Additional Information.

From time to time, a Fund may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions.  Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements.  If the Funds invest in shares of a money market fund or other investment company, the shareholders of the Funds generally will be subject to duplicative management fees.  These temporary defensive positions may be inconsistent with each Fund’s principal investment strategy and, as a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

PRINCIPAL INVESTMENT RISK INFORMATION

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. A Fund’s returns will vary and you could lose money on your investment in the Fund. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Also, an investment in a Fund is not a complete investment program.

The following summarizes the principal risks of each Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of some of the principal investment risks described in each Fund's Fund Summary section of the Prospectus.

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Risk	FFV Fund	Strategic Income Fund	Latin America Fund
Convertible Security Risk		√
Credit Risk		√
Credit Risk		√
Currency Risk			√
Currency Risk			√
Derivatives Risk		√	√
Emerging Markets Risk		√	√
Equity Securities Risk			√
ETF and Other Investment Company Risk	√	√	√
ETF Risk	√	√	√
ETF Strategy Risk	√	√	√
ETF Tracking Risk	√	√	√
Foreign Exposure Risk		√	√
Government Risk		√
High Yield Securities Risk		√
Interest Rate Risk		√
Inverse ETF Risk		√
Investment Style Risk	√	√	√
Issuer Risk			√
Latin America Geographic Risk			√
Liquidity Risk		√
Mid-Cap and Small-Cap Risk.	√	√	√
Moral Investing Risk	√	√	√
Mutual Fund Risk	√	√	√
Net Asset Value and Market Price Risk	√	√	√
Preferred Stock Risk		√
REIT Risk	√	√	√
Security Risk	√	√	√
Sovereign Obligation Risk		√
Stock Market Risk	√	√	√

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

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Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. The Fund may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

ETF and Other Investment Company Risk.  ETFs and other investment companies, including open-end mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, to the extent the Fund invests in ETF and other investment companies, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and other investment company is subject to its own specific risks, depending on the nature of the fund.

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting performance.  Additional risks of investing in ETFs are described below:

ETF Strategy Risk.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and commodities.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Foreign Exposure Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

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Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.  In addition, securities issued Freddie Mac, Fannie Mae and Federal Home Loan Banks are not obligations of, or insured by, the U.S. government.  If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price could fall.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s values may be adversely affected.

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Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Latin America Geographic Risk. Because the Fund concentrates the investments in Latin American companies, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.

Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Funds’ environmental, social, moral and governance criteria limit the available investments compared to funds with no such criteria.  Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Mutual Fund Risk.  Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing will be higher than the cost of investing directly in a mutual fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Mutual funds are also subject management risk because the adviser to the underlying mutual fund may be unsuccessful in meeting the fund's investment objective and may temporarily pursue strategies which are inconsistent with the Fund's investment objective.

Net Asset Value and Market Price Risk.  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

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Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Tracking Risk.  ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

Valuation Risk. Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

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FUND OPERATIONS

Investment Adviser

Trinity Fiduciary Partners, LLC acts as the investment adviser to the Funds and is responsible for the investment decisions of the Funds.  Trinity is located at 106 Decker Court, Suite 225, Irving, Texas 75062.  It is a Texas Limited Liability Company that was founded in 2005.  The firm is an investment advisory company registered with the U.S. Securities and Exchange Commission.  Trinity’s current advisory activities consist of providing investment supervisory services to Epiphany Funds, investment screening, investment supervisory services for separate account clients, and consulting with individuals and institutions.  As of December 31, 2014, Trinity had over 75 client accounts and approximately $75.05 million in assets under management.

The Funds are authorized to pay Trinity an annual fee based on their average daily net assets 1)0.75% for the Epiphany FFV Fund; 2) 0.50% for the Epiphany FFV Strategic Income Fund; and 3)1.00% for the Epiphany FFV Latin America Fund.  For the fiscal year ended October 31, 2014, after fee waiver, the Epiphany FFV Fund paid advisory fees of $176,762.  For the fiscal year ended October 31, 2014, after fee waiver, the Epiphany FFV Strategic Income Fund paid advisory fees of $4,126.  For the fiscal year ended October 31, 2014, after fee waiver, Epiphany FFV Latin America Fund did not pay any advisory fees (0.00% of the Fund’s net assets).  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Funds and Trinity and its approval of the sub-adviser agreement is available in the Funds’ most recent annual report to shareholders for the period ended October 31, 2014.

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% for the Class A shares and 2.00% of the Class C shares of the Epiphany FFV Strategic Income Fund through February 28, 2016.  The Adviser has further agreed to a waiver of 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares of the Epiphany FFV Fund for the one year period through February 28, 2016; and a waiver of 1.75% of the average daily net assets for Class A shares of the Epiphany FFV Latin America Fund for the same period.  The Board of Trustees may terminate the fee waiver and expense cap agreement upon 60 days’ notice to shareholders.  Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the appropriate Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations.  The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amounts detailed above and agreed to by the Adviser.

Sub-Adviser

Dana Investment Advisors, Inc., located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005, is a 100% employee owned, Sub Chapter S Corporation that became an SEC Registered Investment Advisor on April 1, 1985.  For over 30 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their

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investment strategies.  The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace.  The firm has over 2,800 retail and institutional accounts throughout the United States.  As of December 31, 2014, Dana managed $4.1 billion in total firm assets under management.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily net assets of the Epiphany FFV Strategic Income Fund if total fund assets are $20,000,000 or under, 0.15% of the average daily net assets if total fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total fund assets are $40,000,001 or greater.

Portfolio Managers

Samuel J. Saladino, III.  Mr. Saladino is the CEO of Trinity Fiduciary Partners.  His passion for investing with purpose led to the development of the FFV Scorecard.® Prior to forming Trinity in 2005, Mr. Saladino was a financial adviser with Ameriprise Financial Planning from 1995 to 2004.  He holds a B.B.A. from Baylor University and is a Chartered Financial Analyst.  Mr. Saladino serves as Portfolio Manager for the Epiphany FFV Fund, Epiphany FFV Strategic Income Fund and Epiphany FFV Latin America Fund.

Nancy P. Benson.  Nancy Benson is the President of Trinity Fiduciary Partners.  Ms. Benson is the primary individual responsible for the analytics and application of the FFV Scorecard.®  Prior to joining Trinity in 2010, she was with Pier 1 Imports, where she served as Managing Director of Treasury and Investor Relations from 2006 to 2010 and a manager in corporate finance from 2006 to 2002.  Nancy holds a B.A. from the University of Texas at Arlington.  Ms. Benson serves as a Portfolio Manager for the Epiphany FFV Fund and Epiphany FFV Latin America Fund.

J. Joseph Veranth.  Mr. Veranth graduated from Northwestern University with a B.A. in Humanities in 1984. He earned an M.B.A. in Finance and International Business from the Stern School of Business at New York University in 1991. Mr. Veranth joined Dana Investment Advisors in December 1994 and is currently the Chief Investment Officer and a Portfolio Manager. He is involved in setting firm wide investment policy and asset allocation decisions for all Dana investment strategies.  His contributions to the equity investment process include analysis of both macroeconomic and investment trends and individual security analysis. He is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  Mr. Veranth serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

Rob Leuty.  Mr. Leuty graduated from the University of Wisconsin–Madison with a B.B.A. in Accounting in 1988. He earned an M.B.A. in Finance from the University of St. Thomas in 1994. Mr. Leuty joined Dana Investment Advisors in October 2002 and is currently a Senior Vice President and Portfolio Manager. Mr. Leuty manages various fixed income and option-based portfolios.  He contributes to the equity investment process through his extensive insight into macro investment and economic trends.  Mr. Leuty was a portfolio manager for Ziegler Asset Management, LLC from 2000 to 2002 and was a portfolio manager for Wells Fargo Capital Management from 1994 to 2000.  He is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.  Mr. Leuty serves as a Portfolio Manager for the Epiphany FFV Strategic Income Fund.

Javier Creixell.  Mr. Creixell has been a Managing Member of Trinity Fiduciary Partners, LLC since 2011.  He is currently also the chairman of Toston LLC and has been since its creation in 2001. In addition, Mr. Creixell has been a managing member of IWP Holdings, LLC since 2011.  Mr. Creixell

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began his career as an executive of Valores Banamex, the brokerage arm of Banco Nacional de Mexico (BANAMEX) in the 1970’s.  He was the CEO of Operadora de Bolsa in the 1980’s and grew it to be one of the largest financial institutions in Mexico. He was a member of the money market advisory committee of the Central Bank of Mexico from 1980 to 1987.  Mr. Creixell was the president of Mexican Fixed Income Fund (Rentimex) and Consultoria Internacional Brokerage foreign exchange.  He later became the president of Mastra, S.A., a Spanish trading and financial company.  He has served as the Vice President of the Mexico-Chile Chamber of Commerce and a member of the International Advisory Board of Chile.  Mr. Creixell was the president of Marbella Resort Holdings from 1990-2005 and was a member of the YPO (Chile).  He serves as a board member for the Mexican development bank Nacional Financiera (Mexico City), Promexico (Texas) and WPO World President Organization (Dallas Chapter).  Mr. Creixell has written on risk, return and equity valuation of Mexican securities.  He holds a B.S. from Anahuac University in Mexico City and a M.B.A. from the University of Texas in Austin.  Mr. Creixell serves as a portfolio manager for the Epiphany FFV Latin America Fund.

The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, their ownership of securities in the Funds and other accounts they manage.

INVESTING WITH EPIPHANY

CHOOSING A CLASS OF SHARES

The Epiphany Funds offer Class A shares for all Funds.  Epiphany FFV Fund and Epiphany FFV Strategic Income Fund also offer Class C shares.  Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation.  In choosing the class of shares that suits your investment needs, you should consider:

•

How long you expect to own your shares;

•

How much you intend to invest;

•

The sales charge and total operating expenses associated with owning each class;

•

Whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing Class A Sales Charges” below).

Class A Shares.  Class A shares are offered at net asset value ("NAV") plus a front-end sales charge of up to 5.00%.  Class A shares also are available load-waived.  The front-end sales charge is determined by the amount of your investment and is reduced for purchases of $50,000 or more.  Class A shares pay annual distribution and service fees equal to 0.25% of the average daily net assets of Class A shares.  Purchases of Class A shares are subject to a 2% redemption fee if redeemed or exchanged within 60 days of settlement of purchase.  The front-end sales charge is deducted from the amount you invest and is shown in the schedule below.

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Amount of Purchase	Sales Charge* as Percentage of Offering Price	Sales Charge* as Percentage of Net Amount Invested	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00	0.00	None

*  Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

Reducing Class A Sales Charges.  Front-end sales charges on purchases of Class A shares with a sales load may be reduced under the right of accumulation or under a statement of intention which are described below.   To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction.  If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Right of Accumulation.  Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund (based on the current maximum public offering price) plus your new purchases total $50,000 or more.  Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants.  You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention.  Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges.  Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention.  Under a statement of intention, the transfer agent may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.  A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Information about sales charges and breakpoints is also available in a clear and prominent format on the epiphanyfunds.com website.

Class C Shares.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of your purchase, you generally will be subject to a 1.00% contingent deferred sales charge ("CDSC").  The CDSC is deducted from your redemption proceeds.  The CDSC

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will apply to the lesser of your shares NAV at the time of redemption or at the time of purchase.  Under certain circumstances, the CDSC may be waived, as described below in this Prospectus.  Class C shares pay annual distribution and service fees equal to up to 1.00% of the average daily net assets of Class C shares.  Purchases of Class C shares are subject to a 2% redemption fee if redeemed within 60 days of settlement of purchase.  The returns on Class C shares are generally lower than the returns on Class A shares because Class C shares have higher annual expenses than Class A shares.

Orders for Class C shares will be refused when the total value of the purchase (including the aggregate value of all Fund shares held within the purchasing shareholder’s account) is $1,000,000 or more.  Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of the Fund with a current market value of $1,000,000 or more, should consider whether another share class would be more advantageous and consult their investment dealer.

OPENING AN ACCOUNT

You may open an account and purchase shares in the Funds directly from Epiphany Funds.  You also may purchase shares through a brokerage firm or other intermediary that has contracted with Epiphany Funds to sell shares of the Funds.  You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Funds for the first time, please visit www.epiphanyfunds.com or call 1-800-320-2185 to request a Shareholder Account Application.  You will need to establish an account before investing.  To open an account online, visit www.epiphanyfunds.com. Be sure to sign up for all the account options of which you plan to take advantage.  For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Funds should be intended as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading.  The Funds also reserve the right to stop offering shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

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Purchasing Shares

You may buy shares on any day that the Funds are open for business, generally any day that the NYSE is open.  Shares of the Funds are sold at net asset value (“NAV”) per share.  The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Funds’ NAV is calculated by taking the total value of the Funds’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from Epiphany Funds, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Epiphany Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Purchase orders received in “proper form” by the Funds’ transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. Eastern Time.  When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

•

Fund name and account number;

•

Account name(s) and address;

•

The dollar amount or number of shares you wish to purchase.

The Funds may limit the amount of purchases and refuse to sell to any person.

Method of Payment.  All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks.  Cash, credit cards and third party checks will not be accepted.  Third party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to Epiphany Funds or the Fund are considered third-party checks.

A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or the Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.

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If you choose to pay by wire, you must call the Funds’ transfer agent, at 1-800-320-2185 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Minimum Purchase

The minimum initial investment in a Fund is $1,000 with a minimum subsequent investment of $250 for Class A or Class C shares.  You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund, and may be required to redeem your shares if the value of your shares in the Fund falls below the minimum initial investment due to redemptions.  For more information, please read “Additional Redemption Information.”

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Automatic Investment Plan

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) into any of the Funds from your bank or savings account with no required initial investment.

Other Purchase Information

If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf.  The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Fund’s transfer agent.

Epiphany Funds discourages market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market

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movements. Market timing may result in dilution of the value of the Funds’ shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Funds may invest a portion of their assets in small capitalization companies.  Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Any such frequent trading strategies may interfere with efficient management of the Funds’ portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicate market timing or trading that it determines is abusive.  This policy applies to all Fund shareholders.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day.  That is, purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

The Funds will also impose a redemption fee on shares redeemed within 60 days of purchase.  For more information, please see “Redemption Fee” in this Prospectus.

EXCHANGING SHARES

Shares of one Epiphany Fund may be exchanged for shares of another Epiphany Fund.  You must meet the minimum investment requirements for the Fund into which you are exchanging.  The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

REDEEMING SHARES

You may redeem your shares on any business day.  Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV.  Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed

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within 30 days of the redemption request.  The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.  All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.  For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-800-320-2185 if you have questions regarding signature guarantees.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of any of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer.  A wire transfer fee of $10 will be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

Redeeming by Mail

You may redeem any part of your account in the Funds by mail at no charge.  Your request, in proper form, should be addressed to:

Epiphany Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Telephone Redemptions

You may redeem any part of your account in the Funds by calling the transfer agent at 1-800-320-2185.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemptions-in-Kind

Generally, all redemptions will be for cash.  However, if you redeem shares worth more than $250,000 or 1% of the value of the Fund’s assets, the Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash under unusual circumstances in order to protect the interests of remaining shareholders, or to accommodate a

40 | Page

request by a particular shareholder.  If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV.  This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Redemption Fee

Shareholders that redeem shares of one of the Funds within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The Funds use a “first in, first out” method for calculating the redemption fee.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  Systematic withdrawal and/or contribution programs, mandatory retirement distributions, involuntary redemptions of small accounts by the Funds, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact, and other costs that may be associated with short-term money movement in and out of the Funds.

The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.  If there is a material change to the Funds’ redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

Additional Redemption Information

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-320-2185.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Funds may suspend redemptions or postpone payment dates.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may require that you redeem all of your shares in that Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Funds also are subject to involuntary redemption if the Board of Trustees determines to liquidate one of the Funds.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

Frequent Purchases And Redemption Of Fund Shares

The Fund discourages and does not accommodate market timing.  Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate

41 | Page

need to adjust their Fund investments as their financial needs or circumstances change.  The Fund currently uses several methods to reduce the risk of market timing.  These methods include:

o

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

o

Assessing a redemption fee for short-term trading.

If a shareholder makes a redemption that is both within a predetermined number of days of purchase and in excess of a predetermined dollar amount, the Fund and the Adviser may further evaluate the shareholder's transactions to determine whether the trading pattern suggests an ongoing market timing strategy.  Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Funds to help offset any cost associated with such short-term trading. The Funds will monitor the assessment of redemption fees against your account.  Based on the frequency of redemption fees assessed against your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into a Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The Adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Market Timing Trading Policy. However, the Funds will ensure that financial intermediaries maintaining omnibus accounts on behalf of a Fund enter into an agreement with the Fund to provide shareholder transaction information, to the extent known to the financial intermediary, to the Fund upon request.

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DISTRIBUTION PLAN

The Trust has adopted a plan under Rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares and for services provided to shareholders (“12b-1 fees”).  Class A shares may pay annual 12b-1 fees of up to 0.25% of their average daily net assets.  Class C shares may pay annual 12b-1 fees of up to 1.00% of their average daily net assets (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee).  Because these fees are paid from a Fund's assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

Payments to Investment Dealers

In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and service fees as described below.  Sales charges, distribution fees and service fees paid to investment dealers vary by share class.  In addition, the principal underwriter or the Adviser, out of their own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include the Fund in specialized selling programs.  Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund.  As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

CALCULATING SHARE PRICE

The NAV for each Fund will be calculated on each day that the Funds are open for business, which is every day that the New York Stock Exchange is open for business.  The NAV will be calculated as of the close of trading on the NYSE (generally, at 4:00 p.m. Eastern Time).  The NAV per share of each Fund is the value of that Fund’s assets, less its liabilities, divided by the number of outstanding shares of that Fund.

In general, the value of a Fund’s portfolio securities is the market value of such securities. However, a Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Funds’ Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Securities trading on overseas markets

43 | Page

present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund may invest in Underlying Funds.  The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Funds will typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  The Epiphany FFV Fund and Epiphany FFV Latin America Fund will distribute dividends quarterly and capital gains annually.  The Epiphany FFV Strategic Income Fund will distribute dividends monthly and capital gains annually.  These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Funds’ transfer agent at 1-800-320-2185 or send a written notification to:

Epiphany Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Taxes

In general, selling shares of any of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Funds are about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Funds may produce capital gains even if they do not have income to distribute or performance has been poor.

Early each year, the Funds will mail you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the Funds’ financial performance since their inception.  Certain information reflects financial results for a single share.  Performance information is shown for the Epiphany FFV Fund, Epiphany FFV Strategic Income Fund, and Epiphany FFV Latin America Fund.  The Epiphany FFV Fund Class A shares were previously Class N shares, but reconstituted and renamed Class A effective June 1, 2015.  Total return represents the rate you would have earned (or lost) on an investment in the respective Fund assuming reinvestment of all dividends and distributions.  The information was audited by Sanville & Company whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

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EPIPHANY FFV FUND – CLASS C

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Fiscal Years Ended
	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 12.71	$ 10.19	$ 9.20	$ 8.80	$ 7.62

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)	(0.07)	0.02	(0.01)	(0.02)
Net Gain on Securities (Realized and Unrealized)	1.47	2.77	0.99	0.41	1.21
Total from Investment Operations	1.41	2.70	1.01	0.40	1.19

Distributions:
From Net Investment Income	-	(0.01)	(0.02)	-	(0.01)
From Net Realized Gain	(1.44)	(0.17)	-	-	-
Total from Distributions	(1.44)	(0.18)	(0.02)	-	(0.01)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.68	$ 12.71	$ 10.19	$ 9.20	$ 8.80

Total Return **	12.16%	27.01%	10.98%	4.55%	15.57%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,345	$ 6,524	$ 150	$ 55	$ 83
Before Waiver
Ratio of Expenses to Average Net Assets	2.35%	2.59%	3.15%	3.82%	4.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.58%)	(0.89%)	(0.74%)	(1.62%)	(2.29%)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.25%	2.33%	2.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.47%)	0.55%	0.16%	0.13%	0.23%
Portfolio Turnover	70%	83%	47%	84%	174%

*

Per share net investment income has been determined on the basis of average shares outstanding during the period.

**

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

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EPIPHANY FFV FUND – CLASS A (FORMERLY CLASS N)

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Fiscal Years Ended
	10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 12.82	$ 10.27	$ 9.27	$ 8.85	$ 7.63

Income From Investment Operations:
Net Investment Income *	0.03	0.07	0.10	0.07	0.04
Net Gain on Securities (Realized and Unrealized)	1.49	2.74	0.99	0.40	1.22
Total from Investment Operations	1.52	2.81	1.09	0.47	1.26

Distributions:
From Net Investment Income	(0.05)	(0.08)	(0.09)	(0.05)	(0.04)
From Net Realized Gain	(1.44)	(0.18)	-	-	-
Total from Distributions	(1.49)	(0.26)	(0.09)	(0.05)	(0.04)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.85	$ 12.82	$ 10.27	$ 9.27	$ 8.85

Total Return **	12.96%	27.97%	11.85%	5.31%	16.53%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,283	$ 13,952	$ 11,622	$ 8,608	$ 5,374
Before Waiver
Ratio of Expenses to Average Net Assets	1.60%	2.20%	2.43%	3.16%	3.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16%	(0.11%)	0.07%	(0.90%)	(1.64%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.57%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	0.59%	1.00%	0.69%	0.43%
Portfolio Turnover	70%	83%	47%	84%	174%

    *

Per share net investment income has been determined on the basis of average shares outstanding during the period.

  **

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

47 | Page

*** The amount is less than $0.005 per share.

1 | Page

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS A

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Fiscal Years Ended					Period Ended
	10/31/2014	10/31/2013	10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.37	$ 10.51	$ 10.24	$ 10.27		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.20	0.28	0.32	0.38		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24	(0.19)	0.25	(0.08)		0.26
Total from Investment Operations	0.44	0.09	0.57	0.30		0.31

Distributions:
From Net Investment Income	(0.19)	(0.21)	(0.30)	(0.33)		(0.04)
From Net Realized Gain	-	(0.02)	-	-	***	-
Total from Distributions	(0.19)	(0.23)	(0.30)	(0.33)		(0.04)

Redemption Fees ***	-	-	-	-		-

Net Asset Value, at End of Period	$ 10.62	$ 10.37	$ 10.51	$ 10.24		$ 10.27

Total Return **	4.23%	0.89%	5.61%	3.05%		3.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,501	$ 3,688	$ 2,481	$ 752		$ 41
Before Waiver
Ratio of Expenses to Average Net Assets	1.72%	2.26%	2.16%	3.05%		4.29%	(b)
Ratio of Net Investment Income to Average Net Assets	1.40%	1.65%	2.15%	1.94%		1.06%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income to Average Net Assets	1.88%	2.67%	3.06%	3.73%		4.10%	(b)
Portfolio Turnover	27%	47%	56%	53%		35%	(c)

(a)

The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.

(b)

Annualized

(c)

Not Annualized

   *

Per share net investment income has been determined on the basis of average shares outstanding during the period.

 **

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share

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EPIPHANY FFV STRATEGIC INCOME FUND – CLASS C

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Fiscal Years Ended					Period Ended
	10/31/2014	10/31/2013	10/31/2012	10/31/2011		10/31/2010	(a)

Net Asset Value, at Beginning of Period	$ 10.31	$ 10.46	$ 10.20	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.13	0.20	0.23	0.30		-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24	(0.18)	0.25	(0.08)		0.26
Total from Investment Operations	0.37	0.02	0.48	0.22		0.26

Distributions:
From Net Investment Income	(0.13)	(0.15)	(0.22)	(0.28)		-
From Net Realized Gain	-	(0.02)	-	-	***	-
Total from Distributions	(0.13)	(0.17)	(0.22)	(0.28)		-

Redemption Fees ***	-	-	-	-		-

Net Asset Value, at End of Period	$ 10.55	$ 10.31	$ 10.46	$ 10.20		$ 10.26

Total Return **	3.57%	0.16%	4.80%	2.23%		2.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 603	$ 568	$ 382	$ 126		$ 12
Before Waiver
Ratio of Expenses to Average Net Assets	2.48%	2.49%	2.92%	3.74%		6.18%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80%	1.40%	1.34%	1.18%		(2.26%)	(b)
After Waiver
Ratio of Expenses to Average Net Assets	2.00%	2.00%	2.00%	2.01%		2.00%	(b)
Ratio of Net Investment Income to Average Net Assets	1.28%	1.90%	2.25%	2.91%		1.92%	(b)
Portfolio Turnover	27%	47%	56%	53%		35%	(c)

(a)

The Epiphany FFV Strategic Income Fund Class C commenced operations on July 28, 2010.

(b)

Annualized

(c) Not Annualized

*

Per share net investment income has been determined on the basis of average shares outstanding during the period.

**

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

51 | Page

EPIPHANY FFV LATIN AMERICA FUND – CLASS A

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Fiscal Years Ended		Period Ended
	10/31/2014	10/31/2013	10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.50	$ 9.59	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.12	0.07	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.60)	(0.08)	(0.24)
Total from Investment Operations	(0.48)	(0.01)	(0.32)

Distributions:
From Net Investment Income	(0.09)	(0.08)	(0.09)
From Net Realized Gain	-	-	-
Total from Distributions	(0.09)	(0.08)	(0.09)

Redemption Fees ***	-	-	-

Net Asset Value, at End of Period	$ 8.93	$ 9.50	$ 9.59

Total Return **	(5.08%)	(0.04%)	(3.14%)	(b)

Ratios/Supplemental Data:

Net Assets at End of Period (Thousands)	$ 1,085	$ 1,115	$ 6
Before Waiver
Ratio of Expenses to Average Net Assets	3.55%	3.90%	10.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.49%)	(1.41%)	(10.06%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30%	0.74%	(1.30%)	(c)
Portfolio Turnover	17%	11%	3%	(b)

 (a)

The Epiphany FFV Latin America Fund Class A commenced investment operations on March 12, 2012.

 (b)

Not annualized

 (c)

Annualized

    *

Per share net investment income has been determined on the basis of average shares outstanding during the period.

  **

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

***

The amount is less than $0.005 per share.

52 | Page

PRIVACY NOTICE

FACTS	WHAT DOES EPIPHANY FUNDS AND ITS INVESTMENT ADVISOR TRINITY FIDUCIARY PARTNERS, LLC (“EPIPHANY”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions and transaction history

•

checking account and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Epiphany chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Epiphany share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

53 | Page

Questions?	Call 1-800-320-2185 or go to www.epiphanyfunds.com
WHAT WE DO
Who is providing this notice?	Epiphany Funds and its advisor Trinity Fiduciary Partners, LLC.
How does Epiphany protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Epiphany collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account information

•

give us your contact information

•

make a wire transfer

•

tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include: Trinity Fiduciary Partners, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Epiphany doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Epiphany doesn’t jointly market.

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EPIPHANY FUNDS

Trinity Fiduciary Partners, LLC

106 Decker Court, Suite 225 Irving, TX 75062

800-320-2185

www.epiphanyfunds.com

Shareholder Statements and Reports

Epiphany Funds or your brokerage firm or other intermediary will send you transaction confirmation statements and quarterly account statements.  Please review these statements carefully.

To reduce expenses and conserve natural resources, Epiphany Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family.  If you would like to receive separate mailings, please call 1-800-320-2185 and Epiphany Funds will begin individual delivery within 30 days after Epiphany Funds receives your instructions.

Reports to shareholders will be prepared as of April 30 and annual reports as of October 31 each year.  In addition, you may periodically receive proxy statements and other reports.  Electronic copies of financial reports and prospectuses are available.  To participate (or end your participation) in the Funds’ electronic delivery program, please visit www.epiphanyfunds.com.

For More Information

Several additional sources of information are available to you.  The Funds’ most recent Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on the policies and operations of the Funds, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Funds as of the latest semi-annual or annual fiscal year end.

Visit Epiphany Funds at www.epiphanyfunds.com for a copy of the SAI, the annual report and the semi-annual report or call the Funds at 1-800-320-2185 to request free copies or to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21962